May 29, 2024

Staff, U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Funds, Inc. (the “Registrant”)
 on behalf of the following class:

  T. Rowe Price International Disciplined Equity Fund – I Class (the “Acquiring Fund”)

 File No.: 002-65539

Dear Mr. Bellacicco:

On behalf of the Acquiring Fund, we are hereby filing the Registrants’ Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933. The 4/30/24 semi-annual Financial Highlights data is not yet available; it will be included in the N-14/A filing.

If you have any questions about this filing, please email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S.Booth
Vicki S. Booth, Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.